BlackRock Floating Rate Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
May 31, 2022
Security
Shares
Shares Value
Common Stocks
Commercial Services & Supplies — 0.0%
Preston Holdings LLC
(a)(b)
.............. 42,521 $ 7,059
Construction & Engineering — 0.0%
Mcdermott International Ltd.
(a)
........... 541,445 341,111
Machinery — 0.0%
Ameriforge Group, Inc.
(a)
............... 5,385 5,385
Marine — 0.0%
Project Investor Holdings LLC (Acquired
02/12/19, cost $0)
(a)(b)(c)
.............. 42,521 —
Professional Services — 0.1%
NMG, Inc.
(a)
........................ 16,173 2,636,199
Software — 0.0%
Avaya Holdings Corp.
(a)
................ 277 1,023
Total Common Stocks — 0.1%
(Cost: $5,523,767) ............................... 2,990,777
Par (000)
Par (000)
Corporate Bonds
Aerospace & Defense — 0.0%
Wesco Aircraft Holdings, Inc., 9.00%, 11/15/26
(d)
USD 2,669 1,414,570
Beverages — 0.0%
Triton Water Holdings, Inc., 6.25%, 04/01/29
(d)
1,909 1,492,055
Chemicals — 0.1%
(d)
Illuminate Buyer LLC, 9.00%, 07/01/28 ..... 168 147,841
WR Grace Holdings LLC, 5.63%, 08/15/29 .. 3,708 3,040,560
3,188,401
Commercial Services & Supplies — 0.1%
Madison IAQ LLC, 5.88%, 06/30/29
(d)
...... 8,438 6,602,735
Diversified Telecommunication Services — 0.1%
Lumen Technologies, Inc., 5.38%, 06/15/29
(d)
. 3,812 3,268,790
Electric Utilities — 0.0%
Texas Competitive Electric Holdings Co. LLC,
0.00%, 10/10/19
(a)(b)(e)(f)
............. 8,430 —
Electrical Equipment — 0.1%
Vertiv Group Corp., 4.13%, 11/15/28
(d)
..... 9,231 8,206,405
Health Care Equipment & Supplies — 0.1%
(d)
Avantor Funding, Inc., 3.88%, 11/01/29 .... 3,578 3,321,243
Mozart Debt Merger Sub, Inc., 5.25%, 10/01/29 3,673 3,251,376
6,572,619
Hotels, Restaurants & Leisure — 0.1%
(d)
Caesars Entertainment, Inc., 4.63%, 10/15/29 3,730 3,182,436
Fertitta Entertainment LLC, 6.75%, 01/15/30 . 3,644 3,157,890
6,340,326
Insurance — 0.1%
Alliant Holdings Intermediate LLC, 6.75%,
10/15/27
(d)
..................... 3,416 3,297,123
Media — 0.0%
Liberty Broadband Corp., 2.75%, 09/30/50
(d)(g)
2,547 2,471,174
Real Estate Management & Development — 0.1%
Realogy Group LLC, 5.75%, 01/15/29
(d)
.... 3,430 3,056,816
Road & Rail — 0.1%
Uber Technologies, Inc., 4.50%, 08/15/29
(d)
.. 3,644 3,295,725
Security
Par (000)
Par (000) Value
Specialty Retail — 0.0%
White Cap Buyer LLC, 6.88%, 10/15/28
(d)
... USD 3,235 $ 2,879,150
Wireless Telecommunication Services — 0.0%
Ligado Networks LLC, 15.50%, (15.50% Cash
or 15.50% PIK), 11/01/23
(d)(f)(h)
......... 1,168 720,490
Total Corporate Bonds — 0.9%
(Cost: $55,471,006) ............................... 52,806,379
Floating Rate Loan Interests
Aerospace & Defense — 1.6%
(f)
Atlas CC Acquisition Corp., 1st Lien Term Loan
B, 05/25/28
(i)
..................... 34,269 32,613,163
Atlas CC Acquisition Corp., 1st Lien Term Loan
C, 05/25/28
(i)
..................... 6,970 6,633,186
COBHAM Ultra US Co., Term Loan, 11/17/28
(i)
6,473 6,216,328
Dynasty Acquisition Co., Inc., Term Loan
B1, (LIBOR USD 3 Month + 3.50%),
4.51%
,
 04/06/26 .................. 12,051 11,394,155
Dynasty Acquisition Co., Inc., Term Loan
B2, (LIBOR USD 3 Month + 3.50%),
4.51%
,
 04/06/26 .................. 6,479 6,125,890
Herens Holdco SARL, Facility Term Loan
B, (LIBOR USD 3 Month + 4.00%),
5.01%
,
 07/03/28 .................. 5,556 5,151,038
Sequa Mezzanine Holdings LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month + 6.75%),
8.30%
,
 11/28/23 .................. 2,657 2,634,487
TransDigm, Inc., Term Loan E, (LIBOR USD 1
Month + 2.25%), 3.31%
,
 05/30/25 ...... 5,000 4,857,400
TransDigm, Inc., Term Loan F, (LIBOR USD 1
Month + 2.25%), 3.31%
,
 12/09/25 ...... 18,647 18,130,968
TransDigm, Inc., Term Loan G, (LIBOR USD 1
Month + 2.25%), 3.31%
,
 08/22/24 ...... 4,503 4,392,212
98,148,827
Air Freight & Logistics — 0.1%
AIT Worldwide Logistics Holdings, Inc., 1st Lien
Term Loan, (LIBOR USD 3 Month + 4.75%),
5.72%
,
 04/06/28
(f)
................. 4,185 3,936,508
Airlines — 2.4%
(f)
AAdvantage Loyalty IP Ltd., Term Loan, (LIBOR
USD 3 Month + 4.75%), 5.81%
,
 04/20/28 . 24,785 24,679,787
Air Canada, Term Loan, (LIBOR USD 3 Month
+ 3.50%), 4.25%
,
 08/11/28 ........... 24,697 24,002,035
American Airlines, Inc., Term Loan
(LIBOR USD 3 Month + 2.00%),
2.84%, 12/15/23 ................ 14,113 13,816,717
 06/27/25
(i)
...................... 11,000 10,089,090
(LIBOR USD 1 Month + 1.75%),  01/29/27
(i)
20,786 18,941,048
Kestrel Bidco, Inc., Term Loan, (LIBOR USD 1
Month + 3.00%), 4.00%
,
 12/11/26 ....... 2,264 2,106,452
Mileage Plus Holdings LLC, Term Loan, (LIBOR
USD 3 Month + 5.25%), 6.25%
,
 06/21/27 . 29,822 30,219,365
United AirLines, Inc., Term Loan B, (LIBOR
USD 1 Month + 3.75%), 4.71%
,
 04/21/28 . 19,915 19,342,288
143,196,782
Auto Components — 1.0%
(f)
Adient US LLC, Term Loan B1, (LIBOR USD 1
Month + 3.25%), 4.31%
,
 04/10/28 ...... 7,808 7,362,199
Allison Transmission, Inc., Term Loan, (LIBOR
USD 1 Month + 1.75%), 2.71%
,
 03/29/26 . 1,810 1,803,213

BlackRock Floating Rate Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
May 31, 2022
Security
Par (000)
Par (000) Value
Auto Components (continued)
Clarios Global LP, 1st Lien Term Loan
(EURIBOR 1 Month + 3.25%),
3.25%, 04/30/26 ................ EUR 1,934 $ 1,944,902
(LIBOR USD 1 Month + 3.25%),
4.31%, 04/30/26 ................ USD 37,633 36,086,902
Truck Hero, Inc., Term Loan, 4.31%
,
 01/31/28 13,364 12,077,814
59,275,030
Automobiles — 0.3%
Dealer Tire LLC, Term Loan B1, (LIBOR USD 1
Month + 4.25%), 5.31%
,
 01/01/38
(f)
...... 17,363 16,914,626
Beverages — 0.8%
(f)
Naked Juice LLC, 1st Lien Term Loan, (LIBOR
USD 3 Month + 3.25%), 4.00%
,
 01/24/29 . 32,678 31,942,905
Naked Juice LLC, 2nd Lien Term Loan, (LIBOR
USD 3 Month + 6.00%), 6.75%
,
 01/24/30 . 16,061 15,358,486
47,301,391
Building Products — 1.4%
(f)
CHI Overhead Doors, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.50%),
4.56%
,
 07/31/25 .................. 5,961 5,923,551
Cornerstone Building Brands, Inc., Term
Loan B, (LIBOR USD 1 Month + 3.25%),
4.12%
,
 04/12/28 .................. 1,916 1,697,965
CP Atlas Buyer, Inc., Term Loan B, (LIBOR USD
1 Month + 3.75%), 4.25% - 4.81%
,
 11/23/27 26,201 23,755,637
CP Iris Holdco I, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.50%),
4.56%
,
 10/02/28 .................. 3,553 3,390,147
CP Iris Holdco I, Inc., Delayed Draw 1st Lien
Term Loan, 10/02/28
(i)
............... 711 678,012
CPG International LLC, Term Loan, (LIBOR
USD 6 Month + 2.50%), 4.09%
,
 04/28/29
(b)
7,591 7,211,450
Jeld-Wen, Inc., Term Loan, (LIBOR USD 1
Month + 2.25%), 3.31%
,
 07/28/28 ...... 6,379 6,118,625
LSF10 XL Bidco SCA, Facility Term Loan
B4, (EURIBOR 3 Month + 3.68%),
3.68%
,
 04/12/28 .................. EUR 1,707 1,710,406
MI Windows and Doors LLC, Term Loan B1,
12/18/27
(b)(i)
...................... USD 8 7,595
Oscar AcquisitionCo LLC, Term Loan B, (LIBOR
USD 6 Month + 4.50%), 6.11%
,
 04/29/29 .. 10,103 9,225,352
Wilsonart LLC, Term Loan, (LIBOR USD 3
Month + 3.25%), 12/31/26
(i)
........... 28,543 26,330,566
86,049,306
Capital Markets — 1.0%
(f)
Advisor Group Holdings, Inc., Term Loan B1,
5.56%
,
 07/31/26 .................. 16,587 15,974,541
Azalea TopCo, Inc., 1st Lien Term Loan
 07/24/26
(i)
...................... 23,773 22,529,734
(LIBOR USD 3 Month + 3.75%), 4.81% -
4.99%, 07/24/26 ................ 3,313 3,196,821
FinCo I LLC, Term Loan, (LIBOR USD 1 Month
+ 2.50%), 3.56%
,
 06/27/25 ........... 2,204 2,141,868
Focus Financial Partners LLC, 1st Lien Term
Loan B3, (LIBOR USD 1 Month + 2.00%),
3.06%
,
 07/03/24 .................. 1,990 1,935,983
Focus Financial Partners LLC, Term Loan
B4, (LIBOR USD 1 Month + 2.50%),
3.56%
,
 06/30/28 .................. 7,982 7,718,988
Greenhill & Co., Inc., Term Loan, (LIBOR USD
1 Month + 3.25%), 4.31%
,
 04/12/24 ..... 3,162 3,119,527
Security
Par (000)
Par (000) Value
Capital Markets (continued)
Ion Trading Finance Ltd., Term Loan, (LIBOR
USD 1 Month + 4.75%), 5.81%
,
 04/01/28 . USD 3,402 $ 3,252,827
59,870,289
Chemicals — 2.3%
(f)
Alpha 3 BV, Term Loan, 3.56%
,
 03/18/28 .... 19,162 18,590,630
ARC Falcon I, Inc., Delayed Draw Term Loan,
09/30/28
(i)
....................... 1,056 991,170
ARC Falcon I, Inc., Term Loan, (LIBOR USD 1
Month + 3.75%), 4.81%
,
 09/30/28 ...... 7,214 6,772,538
Aruba Investments Holdings LLC, 1st Lien
Term Loan, (LIBOR USD 1 Month + 4.00%),
4.97%
,
 11/24/27 .................. 2,594 2,470,657
Ascend Performance Materials Operations LLC,
Term Loan, (LIBOR USD 3 Month + 4.75%),
5.76%
,
 08/27/26 .................. 11,342 11,190,755
Axalta Coating Systems Dutch Holding B BV,
Term Loan B3, (LIBOR USD 3 Month +
1.75%), 2.76%
,
 06/01/24 ............ 5,495 5,368,980
CPC Acquisition Corp., 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.75%),
4.76%
,
 12/29/27 .................. 2,592 2,380,587
Ecovyst Catalyst Technologies LLC, Term
Loan, (LIBOR USD 3 Month + 2.50%),
3.74%
,
 06/09/28 .................. 9,902 9,574,994
Element Solutions, Inc., Term Loan B1,
3.06%
,
 01/31/26 .................. 12,756 12,612,474
Greenrock Finance, Inc., 1st Lien Term
Loan B, (LIBOR USD 3 Month + 3.50%),
4.51%
,
 06/28/24 .................. 208 204,386
Lummus Technology Holdings V LLC, Term
Loan B, (LIBOR USD 1 Month + 3.50%),
4.56%
,
 06/30/27 .................. 5,056 4,778,041
Messer Industries GmbH, Term Loan
B1, (LIBOR USD 3 Month + 2.50%),
3.51%
,
 01/01/38 .................. 13,176 12,691,731
Minerals Technologies, Inc., Term Loan B1,
(LIBOR USD 1 Month + 2.25%), 3.10% -
3.26%
,
 02/14/24 .................. 1,210 1,203,950
Momentive Performance Materials, Inc., 1st
Lien Term Loan, 4.31%
,
 05/15/24 ....... 12,459 12,065,969
Nouryon Finance BV, Term Loan, (LIBOR USD
3 Month + 3.00%), 4.01%
,
 10/01/25 ..... 818 789,662
Oxea Holding Vier GMBH, Term Loan
B2, (LIBOR USD 1 Month + 3.25%),
4.38%
,
 10/14/24 .................. 4,407 4,283,155
SCIH Salt Holdings, Inc., 1st Lien Term Loan
B1, (LIBOR USD 3 Month + 4.00%),
4.75%
,
 03/16/27 .................. 10,276 9,627,021
Sparta US HoldCo LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.50%),
4.62%
,
 08/02/28
(b)
................. 18,592 18,034,618
WR Grace Holdings LLC, Term Loan, (LIBOR
USD 3 Month + 3.75%), 4.81%
,
 09/22/28 . 3,008 2,925,727
136,557,045
Commercial Services & Supplies — 3.0%
(f)
Aimbridge Acquisition Co., Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.75%),
4.81%
,
 02/02/26 .................. 3,192 2,948,515
Allied Universal Holdco LLC, Term Loan,
(LIBOR USD 1 Month + 3.75%),
4.81%
,
 05/12/28 .................. 21,120 19,931,765

BlackRock Floating Rate Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
May 31, 2022
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
Amentum Government Services Holdings LLC,
1st Lien Term Loan, (LIBOR USD 6 Month +
4.00%), 4.50% - 4.78%
,
 02/15/29 ....... USD 6,314 $ 6,093,010
Aramark Intermediate HoldCo Corp., Term
Loan B3, (LIBOR USD 1 Month + 1.75%),
2.81%
,
 03/11/25 .................. 16,115 15,684,731
Aramark Intermediate HoldCo Corp., Term
Loan B5, (LIBOR USD 1 Month + 2.50%),
3.56%
,
 04/06/28 .................. 4,390 4,277,089
Asplundh Tree Expert LLC, Term Loan, (LIBOR
USD 1 Month + 1.75%), 2.81%
,
 09/07/27 . 19,732 19,176,941
Clean Harbors, Inc., Term Loan, (LIBOR USD 1
Month + 2.00%), 3.06%
,
 10/08/28 ...... 4,928 4,899,658
Covanta Holding Corp., Term Loan B, 11/30/28
(i)
9,855 9,621,216
Covanta Holding Corp., Term Loan C,
11/30/28
(i)
....................... 738 720,690
EnergySolutions LLC, Term Loan, (LIBOR USD
3 Month + 3.75%), 4.76%
,
 05/09/25 ..... 2,060 1,970,351
GFL Environmental, Inc., Term Loan, (LIBOR
USD 3 Month + 3.00%), 4.24%
,
 05/30/25 . 5,855 5,780,900
LABL, Inc., Term Loan, 6.06%
,
 10/29/28 .... 10,312 9,667,629
PECF USS Intermediate Holding III Corp.,
Term Loan, (LIBOR USD 1 Month + 4.25%),
5.31%
,
 12/15/28 .................. 12,008 11,293,551
Prime Security Services Borrower LLC, 1st Lien
Term Loan B1, 3.50% - 3.81%
,
 09/23/26 .. 4,238 4,126,264
Tempo Acquisition LLC, Term Loan, (LIBOR
USD 1 Month + 2.75%), 3.81%
,
 05/01/24 . 434 429,034
Tempo Acquisition LLC, Term Loan B1, (LIBOR
USD 1 Month + 3.00%), 08/31/28
(i)
...... 36,893 35,947,384
TruGreen Ltd., Partnership, 1st Lien Term
Loan, (LIBOR USD 1 Month + 4.00%),
5.06%
,
 11/02/27 .................. 9,554 9,171,735
Vericast Corp., Term Loan, (LIBOR USD 3
Month + 7.75%), 8.76%
,
 06/16/26 ...... 1,426 1,119,412
Viad Corp., Term Loan, (LIBOR USD 1 Month +
5.00%), 6.06%
,
 07/30/28 ............ 9,063 8,670,545
WCG Purchaser Corp., 1st Lien Term
Loan, (LIBOR USD 3 Month + 4.00%),
5.01%
,
 01/08/27 .................. 8,565 8,237,107
179,767,527
Communications Equipment — 0.3%
ViaSat, Inc., Term Loan, (LIBOR USD 1 Month
+ 4.50%), 5.65%
,
 03/02/29
(f)
.......... 21,549 20,754,379
Construction & Engineering — 0.6%
(f)
Brand Energy & Infrastructure Services, Inc.,
Term Loan, (LIBOR USD 3 Month + 4.25%),
5.25% - 5.43%
,
 06/21/24 ............ 33,525 29,780,865
Pike Corp., Term Loan, (LIBOR USD 1 Month +
3.00%), 4.06%
,
 01/21/28 ............ 7,546 7,287,093
37,067,958
Construction Materials — 0.6%
(f)
American Builders & Contractors Supply Co.,
Inc., Term Loan, (LIBOR USD 1 Month +
2.00%), 3.06%
,
 01/15/27 ............ 16,187 15,616,304
New AMI I LLC, 1st Lien Term Loan, (LIBOR
USD 6 Month + 6.00%), 7.08%
,
 03/08/29 . 7,817 7,449,863
Standard Industries, Inc., Term Loan, (LIBOR
USD 3 Month + 2.50%), 3.79%
,
 09/22/28 . 11,441 11,167,904
Security
Par (000)
Par (000) Value
Construction Materials (continued)
TAMKO Building Products LLC, Term Loan,
(LIBOR USD 3 Month + 3.00%), 4.01% -
4.57%
,
 05/29/26 .................. USD 4,672 $ 4,488,716
38,722,787
Containers & Packaging — 1.2%
(f)
Charter Next Generation, Inc. , 1st Lien Term
Loan, 4.81%
,
 12/01/27 .............. 26,166 25,184,531
Mauser Packaging Solutions Holding Co.,
Term Loan, (LIBOR USD 1 Month + 3.25%),
4.31%
,
 04/03/24 .................. 24,946 23,948,280
Pregis TopCo LLC, 1st Lien Term Loan,
5.06%
,
 07/31/26 .................. 3,230 3,071,162
Tosca Services LLC, Term Loan, (LIBOR USD 1
Month + 3.50%), 4.56%
,
 08/18/27 ...... 12,932 12,220,443
Trident TPI Holdings, Inc., Delayed Draw Term
Loan B3, 09/15/28
(i)
................ 637 607,859
Trident TPI Holdings, Inc., Term Loan
B3, (LIBOR USD 1 Month + 4.00%),
5.06%
,
 09/15/28 .................. 7,146 6,817,735
71,850,010
Distributors — 0.1%
PAI Holdco, Inc., 1st Lien Term Loan B, (LIBOR
USD 3 Month + 3.50%), 4.74%
,
 10/28/27
(f)
. 7,196 6,889,941
Diversified Consumer Services — 2.1%
(f)
2U, Inc., Term Loan, (LIBOR USD 1 Month +
5.75%), 6.81%
,
 12/30/24 ............ 2,872 2,769,984
Ascend Learning LLC, 1st Lien Term Loan,
(LIBOR USD 1 Month + 3.50%), 12/11/28
(i)
. 17,616 16,716,453
Ascend Learning LLC, 2nd Lien Term
Loan, (LIBOR USD 1 Month + 5.75%),
6.81%
,
 12/10/29 .................. 7,144 6,774,869
Bright Horizons Family Solutions LLC, Term
Loan B, (LIBOR USD 1 Month + 2.25%),
11/24/28
(i)
....................... 9,862 9,557,836
Midas Intermediate Holdco II LLC, Term
Loan, (LIBOR USD 3 Month + 3.75%),
8.50%
,
 12/22/25 .................. 26,674 23,473,718
Sotheby's, Term Loan, (LIBOR USD 3 Month +
4.50%), 5.54%
,
 01/15/27 ............ 9,971 9,663,505
Spring Education Group, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 4.25%),
5.26%
,
 07/30/25 .................. 6,439 5,988,014
Veritas US, Inc., Term Loan B, 6.00%
,
 09/01/25 29,851 25,659,307
Wand Newco 3, Inc., 1st Lien Term Loan B1,
02/05/26
(i)
....................... 25,215 23,859,797
124,463,483
Diversified Financial Services — 7.5%
(f)
Alchemy Copyrights LLC, Term Loan, (LIBOR
USD 1 Month + 3.00%), 4.06%
,
 03/10/28
(b)
8,790 8,526,419
Barracuda Networks, Inc., 1st Lien Term Loan,
05/17/29
(i)
....................... 7,017 6,765,581
Belron Finance LLC, Term Loan, (LIBOR USD 3
Month + 2.25%), 3.50%
,
 10/30/26 ...... 5,111 4,964,396
Belron Group SA, Term Loan, (LIBOR USD 3
Month + 2.50%), 3.88%
,
 04/13/28 ...... 14,527 14,170,978
Castlelake Aviation Ltd., Term Loan, (LIBOR
USD 3 Month + 2.75%), 3.58%
,
 10/22/26 . 21,753 20,882,541
Cogeco Communications Finance LP, Term
Loan B
(LIBOR USD 1 Month + 2.00%),
3.06%, 01/03/25 ................ 3,032 2,948,553

BlackRock Floating Rate Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
May 31, 2022
Security
Par (000)
Par (000) Value
Diversified Financial Services (continued)
3.56%, 09/01/28 .................. USD 16,028 $ 15,561,874
Deerfield Dakota Holding LLC, 1st Lien Term
Loan, 04/09/27
(i)
.................. 38,187 36,627,843
Deerfield Dakota Holding LLC, 2nd Lien Term
Loan, (LIBOR USD 1 Month + 6.75%),
7.81%
,
 04/07/28 .................. 11,870 11,543,575
FleetCor Technologies Operating Co. LLC, Term
Loan B4, (LIBOR USD 1 Month + 1.75%),
2.81%
,
 04/28/28 .................. 17,134 16,503,230
Gainwell Acquisition Corp., 1st Lien Term
Loan B, (LIBOR USD 3 Month + 4.00%),
5.01%
,
 10/01/27 .................. 26,389 25,729,473
LBM Acquisition LLC, 1st Lien Term Loan,
12/17/27
(i)
....................... 22,401 20,407,446
LEB Holdings (USA), Inc., Term Loan, (LIBOR
USD 3 Month + 3.75%), 4.76%
,
 11/02/27 .. 2,902 2,757,247
Lions Gate Capital Holdings LLC, Term
Loan B, (LIBOR USD 1 Month + 2.25%),
3.31%
,
 03/24/25 .................. 11,985 11,645,375
Medline Borrower LP, Term Loan, 10/23/28
(i)
.. 55,900 53,873,151
Mercury Borrower, Inc., 2nd Lien Term
Loan, (LIBOR USD 3 Month + 6.50%),
7.50%
,
 08/02/29 .................. 7,991 7,551,957
Mercury Merger Sub, Inc.,1st Lien Term
Loan, (LIBOR USD 3 Month + 3.50%),
4.56%
,
 08/02/28 .................. 30,065 28,786,840
OLA Netherlands BV, Term Loan, (LIBOR USD
3 Month + 6.25%), 7.00%
,
 12/15/26 ..... 5,745 5,191,685
Proofpoint, Inc., 1st Lien Term Loan, (LIBOR
USD 3 Month + 3.25%), 4.82%
,
 08/31/28 . 43,600 41,754,126
Proofpoint, Inc., 2nd Lien Term Loan, (LIBOR
USD 3 Month + 6.25%), 7.82%
,
 08/31/29 . 3,665 3,577,956
Radiate Holdco LLC, Term Loan, (LIBOR USD
1 Month + 3.25%), 4.31%
,
 09/25/26 ..... 22,912 22,179,323
RealPage, Inc., 2nd Lien Term Loan, (LIBOR
USD 1 Month + 6.50%), 7.56%
,
 04/23/29 . 2,585 2,519,216
RVR Dealership Holdings LLC, Term
Loan, (LIBOR USD 3 Month + 3.75%),
5.17%
,
 02/08/28 .................. 4,409 3,927,622
Setanta Aircraft Leasing DAC, Term
Loan, (LIBOR USD 3 Month + 2.00%),
3.01%
,
 11/05/28 .................. 8,846 8,578,408
Sotera Health Holdings LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 2.75%),
3.81%
,
 12/11/26 .................. 9,036 8,731,035
Travelport Finance SARL, 1st Lien Term Loan,
05/29/26
(i)
....................... 9,369 7,456,103
Travelport Finance SARL, Term Loan, (LIBOR
USD 3 Month + 1.50%), 9.75%
,
 02/28/25 . 5,613 5,469,447
UFC Holdings LLC, 1st Lien Term Loan
B3, (LIBOR USD 3 Month + 2.75%),
3.50%
,
 04/29/26 .................. 12,840 12,412,043
UPC Financing Partnership, Facility Term Loan
AX, 01/31/29
(i)
.................... 10,674 10,310,039
USIC Holdings, Inc., 1st Lien Term Loan,
(LIBOR USD 1 Month + 3.50%),
4.56%
,
 05/12/28 .................. 8,759 8,397,338
Voyage Digital Ltd., 1st Lien Term Loan,
5.81%
,
 05/11/29
(b)
................. 8,495 8,335,719
White Cap Supply Holdings LLC, Term
Loan, (LIBOR USD 1 Month + 3.75%),
4.78%
,
 10/19/27 .................. 11,060 10,542,687
448,629,226
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services — 3.1%
(f)
Altice Financing SA, Term Loan
(LIBOR USD 3 Month + 2.75%),
3.79%, 07/15/25 ................ USD 4,193 $ 3,991,393
(LIBOR USD 3 Month + 2.75%),
3.79%, 01/31/26 ................ 11,229 10,649,162
Altice France SA, Term Loan B13, (LIBOR USD
3 Month + 4.00%), 5.41%
,
 08/14/26 ..... 8,371 7,876,198
Cablevision Lightpath LLC, Term Loan, (LIBOR
USD 1 Month + 3.25%), 4.12%
,
 11/30/27 .. 1,946 1,871,756
Connect Finco SARL, Term Loan,
4.56%
,
 12/11/26 .................. 40,731 38,999,652
Consolidated Communications, Inc., Term
Loan B1, (LIBOR USD 1 Month + 3.50%),
4.56%
,
 10/02/27 .................. 3,001 2,659,602
Eircom Finco SARL, Facility Term Loan B,
3.00%
,
 05/15/26 .................. EUR 1,222 1,239,544
Frontier Communications Holdings LLC, Term
Loan B, (LIBOR USD 3 Month + 3.75%),
4.81%
,
 05/01/28 .................. USD 8,437 8,036,101
Iridium Satellite LLC, Term Loan B2, (LIBOR
USD 1 Month + 2.50%), 3.56%
,
 11/04/26 .. 18,470 17,919,505
Level 3 Financing, Inc., Term Loan B, (LIBOR
USD 1 Month + 1.75%), 2.81%
,
 03/01/27 . 15,490 14,834,928
Lumen Technologies, Inc., Term Loan
B, (LIBOR USD 1 Month + 2.25%),
3.31%
,
 03/15/27 .................. 10,450 9,796,875
Numericable US LLC, Term Loan B, (LIBOR
USD 3 Month + 3.69%), 4.73%
,
 01/31/26 . 4,382 4,099,064
Virgin Media Bristol LLC, Facility Term
Loan N, (LIBOR USD 1 Month + 2.50%),
3.37%
,
 01/31/28 .................. 5,254 5,110,049
Virgin Media Bristol LLC, Facility Term Loan
Q, (LIBOR USD 1 Month + 3.25%),
4.12%
,
 01/31/29 .................. 6,333 6,202,414
Voyage Australia Pty Ltd., 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.50%),
4.56%
,
 07/20/28 .................. 3,827 3,688,050
Zayo Group Holdings, Inc., Term Loan, (LIBOR
USD 1 Month + 3.00%), 03/09/27
(i)
...... 54,223 50,576,724
187,551,017
Electric Utilities — 0.1%
(f)
Calpine Construction Finance Co. LP, Term
Loan B, (LIBOR USD 1 Month + 2.00%),
3.06%
,
 01/15/25 .................. 3,105 2,998,747
Edgewater Generation LLC, Term Loan, (LIBOR
USD 1 Month + 3.75%), 4.81%
,
 12/13/25 . 4,680 4,262,348
7,261,095
Electrical Equipment — 0.3%
(f)
Arcline FM Holdings LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month + 4.75%),
5.50%
,
 06/23/28
(b)
................. 12,168 11,620,496
AZZ, Inc., Term Loan, (LIBOR USD 1 Month +
4.25%), 5.38%
,
 05/13/29
(b)
........... 2,940 2,840,775
Graftech International Ltd., Term Loan, (LIBOR
USD 1 Month + 3.00%), 4.06%
,
 02/12/25 . 1,683 1,639,866
16,101,137
Electronic Equipment, Instruments & Components — 0.2%
II-VI, Inc.,Term Loan B, 12/08/28
(f)(i)
........ 10,731 10,453,818
Energy Equipment & Services — 0.0%
Lealand Finance Company BV, Term Loan
(f)
 06/28/24
(i)
...................... 178 102,305

BlackRock Floating Rate Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
May 31, 2022
Security
Par (000)
Par (000) Value
Energy Equipment & Services (continued)
(LIBOR USD 1 Month + 1.00%),
2.06%, 06/30/25 ................ USD 1,285 $ 639,105
741,410
Entertainment — 2.5%
(f)
AMC Entertainment Holdings, Inc., Term Loan
B1, 04/22/26
(i)
.................... 17,358 15,258,651
Aristocrat Technologies, Inc., Term Loan B,
3.27%
,
 05/24/29 .................. 1,815 1,779,154
City Football Group Ltd., Term Loan, (LIBOR
USD 3 Month + 3.50%), 4.60%
,
 07/21/28 . 12,126 11,352,602
Kingpin Intermediate Holdings LLC, 1st Lien
Term Loan, (LIBOR USD 1 Month + 3.50%),
4.56%
,
 07/03/24 .................. 14,463 14,065,615
Live Nation Entertainment, Inc., Term Loan B4,
2.69%
,
 10/19/26 .................. 26,850 25,725,961
NASCAR Holdings LLC, Term Loan, (LIBOR
USD 1 Month + 2.50%), 3.56%
,
 10/19/26 . 2,993 2,923,638
Playtika Holding Corp., Term Loan B1,
3.81%
,
 03/13/28 .................. 18,344 17,548,825
Renaissance Holding Corp., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.25%),
4.31%
,
 05/30/25 .................. 310 298,398
SMG US Midco 2, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 2.50%),
3.56%
,
 01/23/25 .................. 8,804 8,418,503
William Morris Endeavor Entertainment LLC,
1st Lien Term Loan B1, (LIBOR USD 1
Month + 2.75%), 3.81%
,
 05/18/25 ...... 34,478 32,969,644
WMG Acquisition Corp., Term Loan G, (LIBOR
USD 1 Month + 2.13%), 01/20/28
(i)
...... 18,835 18,273,859
148,614,850
Equity Real Estate Investment Trusts (REITs) — 0.2%
RHP Hotel Properties LP, Term Loan B, (LIBOR
USD 1 Month + 2.00%), 3.06%
,
 05/11/24
(f)
. 13,360 13,143,318
Food & Staples Retailing — 0.4%
(f)
US Foods, Inc., Term Loan, 09/13/26
(i)
...... 14,205 13,609,263
US Foods, Inc., Term Loan B, 4.32%
,
 11/22/28 10,483 10,216,699
23,825,962
Food Products — 2.6%
(f)
8th Avenue Food & Provisions, Inc., 1st Lien
Term Loan, (LIBOR USD 1 Month + 3.75%),
4.81%
,
 10/01/25 .................. 13,263 11,101,339
B&G Foods, Inc., Term Loan B4, (LIBOR USD 1
Month + 2.50%), 3.56%
,
 10/10/26 ...... 1,359 1,310,642
Chobani LLC, Term Loan, 10/25/27
(i)
....... 29,353 27,298,673
Froneri International Ltd., Facility 1st Lien Term
Loan B2, (LIBOR USD 1 Month + 2.25%),
3.31%
,
 01/29/27 .................. 37,246 35,662,642
Hostess Brands LLC, 1st Lien Term Loan B,
(LIBOR USD 3 Month + 2.25%), 08/03/25
(i)
15,166 14,677,211
JBS USA Lux SA, Term Loan, (LIBOR USD 3
Month + 2.00%), 2.80%
,
 05/01/26 ...... 1,163 1,140,586
Nomad Foods Limited, Facility Term Loan
B4, (LIBOR USD 3 Month + 2.25%),
3.66%
,
 05/15/24 .................. 4,934 4,788,804
Sovos Brands Intermediate, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.50%),
06/08/28
(i)
....................... 10,934 10,510,108
Triton Water Holdings, Inc., 1st Lien Term Loan,
4.51%
,
 03/31/28 .................. 32,390 29,846,112
Security
Par (000)
Par (000) Value
Food Products (continued)
Utz Quality Foods LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.00%),
4.06%
,
 01/20/28 .................. USD 21,867 $ 20,920,858
157,256,975
Health Care Equipment & Supplies — 0.6%
(f)
Chariot Buyer LLC, 1st Lien Term Loan, (LIBOR
USD 3 Month + 3.50%), 4.51%
,
 11/03/28 .. 25,963 24,366,365
Femur Buyer, Inc., 1st Lien Term Loan, (LIBOR
USD 3 Month + 4.50%), 5.51%
,
 03/05/26 . 6,867 6,205,894
Insulet Corp., Term Loan B, (LIBOR USD 1
Month + 3.25%), 4.31%
,
 05/04/28 ...... 4,874 4,743,711
35,315,970
Health Care Providers & Services — 2.5%
(f)
CHG Healthcare Services, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.50%),
4.51% - 5.00%
,
 09/29/28 ............ 12,763 12,304,370
Electron Bidco, Inc., 1st Lien Term Loan,
(LIBOR USD 1 Month + 3.00%),
4.06%
,
 11/01/28 .................. 27,472 26,455,676
Envision Healthcare Corp., Term Loan, (LIBOR
USD 1 Month + 3.75%), 4.81%
,
 10/10/25 . 16,352 6,327,423
EyeCare Partners LLC, 1st Lien Term Loan
(LIBOR USD 3 Month + 3.75%),
4.76%, 02/18/27 ................ 8,644 8,042,390
(LIBOR USD 3 Month + 3.75%),
4.76%, 11/15/28 ................ 2,876 2,685,748
EyeCare Partners LLC, 2nd Lien Term
Loan, (LIBOR USD 3 Month + 6.75%),
7.76%
,
 11/15/29 .................. 2,582 2,470,772
HomeVi, Facility Term Loan B1, (EURIBOR 3
Month + 3.25%), 3.25%
,
 10/31/26 ...... EUR 2,000 2,013,507
MED ParentCo. LP, 1st Lien Term Loan, (LIBOR
USD 1 Month + 4.25%), 5.31%
,
 08/31/26 . USD 8,967 8,375,985
Medical Solutions Holdings, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.50%),
4.00%
,
 11/01/28 .................. 24,731 23,579,833
Medical Solutions Holdings, Inc., 2nd Lien
Term Loan, (LIBOR USD 3 Month + 7.00%),
7.50%
,
 11/01/29 .................. 3,446 3,230,625
Medical Solutions Holdings, Inc., Delayed Draw
1st Lien Term Loan, 11/01/28
(i)
......... 4,572 4,359,554
Option Care Health, Inc., 1st Lien Term Loan,
10/27/28
(i)
....................... 12,362 12,088,964
Orbcomm, Inc., 1st Lien Term Loan, (LIBOR
USD 1 Month + 4.25%), 5.31%
,
 09/01/28 . 5,840 5,616,537
PetVet Care Centers LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.50%),
4.56%
,
 02/14/25 .................. 3,153 3,030,420
Unified Womens Healthcare LP, 1st Lien Term
Loan, (LIBOR USD 1 Month + 4.25%),
5.01%
,
 12/20/27 .................. 9,970 9,541,087
Vizient, Inc., Term Loan B7, (LIBOR USD 1
Month + 2.25%), 3.13%
,
 05/16/29 ...... 2,700 2,689,038
WP CityMD Bidco LLC, Term Loan, (LIBOR
USD 3 Month + 3.25%), 3.75%
,
 12/22/28 . 18,447 17,782,449
150,594,378
Health Care Technology — 1.6%
(f)
athenahealth Group Inc., Term Loan, (LIBOR
USD 1 Month + 3.50%), 4.36%
,
 02/15/29 . 27,370 26,070,204
athenahealth, Inc., Delayed Draw Term Loan,
02/15/29
(i)
....................... 4,639 4,418,684

BlackRock Floating Rate Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
May 31, 2022
Security
Par (000)
Par (000) Value
Health Care Technology (continued)
Change Healthcare Holdings, Inc., Term
Loan, (LIBOR USD 1 Month + 2.50%),
3.56%
,
 03/01/24 .................. USD 22,508 $ 22,099,987
Polaris Newco LLC, 1st Lien Term Loan,
(LIBOR USD 1 Month + 4.00%),
5.06%
,
 06/02/28 .................. 19,801 18,857,629
Verscend Holding Corp., 2nd Lien Term
Loan, (LIBOR USD 1 Month + 7.00%),
8.06%
,
 04/02/29 .................. 2,893 2,784,513
Verscend Holding Corp., Term Loan B1, (LIBOR
USD 1 Month + 4.00%), 08/27/25
(i)
...... 19,058 18,629,613
92,860,630
Hotels, Restaurants & Leisure — 4.6%
(f)
1011778 BC Unlimited Liability Co., Term
Loan B4, (LIBOR USD 1 Month + 1.75%),
2.81%
,
 11/19/26 .................. 24,048 23,101,194
Bally's Corp., Facility Term Loan B, (LIBOR
USD 1 Month + 3.25%), 4.37%
,
 10/02/28 . 5,985 5,727,622
Caesars Resort Collection LLC, Term Loan
B, (LIBOR USD 1 Month + 2.75%),
3.81%
,
 12/23/24 .................. 13,727 13,445,892
Caesars Resort Collection LLC, Term Loan
B1, (LIBOR USD 1 Month + 3.50%),
4.56%
,
 07/21/25 .................. 10,450 10,286,772
Carnival Corp., Term Loan, (LIBOR USD 3
Month + 3.00%), 3.75%
,
 06/30/25 ...... 12,619 12,130,104
Cedar Fair LP, Term Loan B, (LIBOR USD 1
Month + 1.75%), 2.81%
,
 04/13/24 ...... 6,225 6,129,483
Churchill Downs, Inc., Facility Term Loan
B, (LIBOR USD 1 Month + 2.00%),
3.06%
,
 12/27/24 .................. 1,450 1,410,145
Churchill Downs, Inc., Term Loan B, (LIBOR
USD 1 Month + 2.00%), 3.06%
,
 03/17/28 . 9,672 9,228,589
Fertitta Entertainment LLC, Term Loan
B, (LIBOR USD 1 Month + 4.00%),
5.03%
,
 01/27/29 .................. 40,225 38,437,399
Flutter Entertainment plc, Term Loan, (LIBOR
USD 3 Month + 2.25%), 3.26%
,
 07/21/26 . 12,809 12,490,798
Four Seasons Holdings, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 2.00%),
3.06%
,
 11/30/23 .................. 8,628 8,595,868
Hilton Worldwide Finance LLC, Term Loan B2,
06/22/26
(i)
....................... 19,360 18,829,258
IRB Holding Corp., Term Loan B, (LIBOR USD
3 Month + 2.75%), 02/05/25
(i)
.......... 21,838 20,900,243
Packers Holdings LLC, Term Loan, (LIBOR
USD 1 Month + 3.25%), 4.44%
,
 03/09/28 . 20,084 18,979,331
Penn National Gaming, Inc., Facility Term Loan
B, 05/03/29
(i)
..................... 17,513 17,168,510
Playa Resorts Holding BV, Term Loan, (LIBOR
USD 1 Month + 2.75%), 04/29/24
(i)
...... 6,274 6,031,271
Scientific Games International, Inc., Term
Loan B, (LIBOR USD 1 Month + 3.00%),
3.88%
,
 04/14/29 .................. 7,129 6,950,775
Seaworld Parks & Entertainment, Inc., Term
Loan, (LIBOR USD 1 Month + 3.00%),
4.06%
,
 08/25/28 .................. 6,310 6,111,235
Silk Bidco AS, Facility Term Loan B, (EURIBOR
6 Month + 4.00%), 4.00%
,
 02/24/25 ..... EUR 2,000 1,794,976
Station Casinos LLC, Facility Term Loan B1,
3.31%
,
 02/08/27 .................. USD 11,187 10,843,986
Whatabrands LLC, Term Loan B, 08/03/28
(i)
.. 21,154 19,990,513
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Wyndham Hotels & Resorts, Inc., Term Loan B,
(LIBOR USD 1 Month + 1.75%), 05/30/25
(i)
USD 4,958 $ 4,848,963
273,432,927
Household Durables — 1.1%
(f)
ACProducts Holdings, Inc., Term Loan, (LIBOR
USD 3 Month + 4.25%), 05/17/28
(i)
...... 17,337 13,919,399
Hunter Douglas NV, Term Loan B1, (LIBOR
USD 3 Month + 3.50%), 4.84%
,
 02/26/29 . 21,031 18,963,022
Serta Simmons Bedding LLC, Term Loan
(LIBOR USD 1 Month + 7.50%),
8.50%, 08/10/23 ................ 4,470 3,658,188
Snap One Holdings Corp., Term Loan, (LIBOR
USD 3 Month + 4.50%), 5.51%
,
 12/08/28 . 7,955 7,397,797
SWF Holdings I Corp., 1st Lien Term
Loan, (LIBOR USD 1 Month + 4.00%),
4.93%
,
 10/06/28 .................. 8,142 7,018,404
Weber-Stephen Products LLC, Term Loan
B, (LIBOR USD 1 Month + 3.25%),
4.31%
,
 10/30/27 .................. 13,155 12,078,451
63,035,261
Household Products — 0.6%
(f)
Diamond (BC) BV, Term Loan, (LIBOR USD 3
Month + 2.75%), 09/29/28
(i)
........... 23,634 22,393,006
Energizer Holdings, Inc., Term Loan, (LIBOR
USD 1 Month + 2.25%), 3.25%
,
 12/22/27 . 2,480 2,368,400
Pilot Travel Centers LLC, Term Loan B, (LIBOR
USD 1 Month + 2.00%), 3.13%
,
 08/04/28 . 11,616 11,180,270
Spectrum Brands, Inc., Term Loan, (LIBOR
USD 1 Month + 2.00%), 3.06%
,
 03/03/28 . 2,389 2,307,242
38,248,918
Independent Power and Renewable Electricity Producers
— 0.3%
(f)
Calpine Corp., Term Loan
(LIBOR USD 1 Month + 2.00%),
3.06%, 04/05/26 ................ 4,659 4,507,965
(LIBOR USD 1 Month + 2.00%),
3.06%, 08/12/26 ................ 4,080 3,939,238
Constellation Renewables LLC, Term
Loan, (LIBOR USD 3 Month + 2.50%),
4.08%
,
 12/15/27 .................. 11,871 11,586,795
20,033,998
Industrial Conglomerates — 0.1%
SVP-Singer Holdings, Inc., Term Loan, (LIBOR
USD 3 Month + 6.75%), 7.76%
,
 07/28/28
(f)
. 3,487 3,156,165
Insurance — 3.7%
(f)
Alliant Holdings Intermediate LLC, Term Loan
4.31%, 05/09/25 .................. 25,640 24,660,320
Alliant Holdings Intermediate LLC, Term Loan
B4, 11/05/27
(i)
.................... 25,511 24,550,138
AmWINS Group, Inc., Term Loan, (LIBOR USD
1 Month + 2.25%), 3.31%
,
 02/19/28 ..... 18,971 18,180,314
AssuredPartners, Inc., Term Loan
(LIBOR USD 1 Month + 3.50%),
4.56%, 02/12/27 ................ 24,208 23,018,503
Asurion LLC, 2nd Lien Term Loan B3, (LIBOR
USD 1 Month + 5.25%), 6.31%
,
 01/31/28 . 9,350 8,383,798
Asurion LLC, 2nd Lien Term Loan B4, (LIBOR
USD 1 Month + 5.25%), 6.31%
,
 01/20/29 . 8,540 7,643,300
Asurion LLC, Term Loan B6, (LIBOR USD 1
Month + 3.13%), 11/03/23
(i)
........... 7,766 7,565,954

BlackRock Floating Rate Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
May 31, 2022
Security
Par (000)
Par (000) Value
Insurance (continued)
Asurion LLC, Term Loan B8, (LIBOR USD 1
Month + 3.25%), 4.31%
,
 12/23/26 ...... USD 16,888 $ 15,946,539
Hub International Ltd., Term Loan, 04/25/25
(i)
. 25,756 24,822,408
Hub International Ltd., Term Loan B3,
(LIBOR USD 2 Month + 3.25%), 4.18% -
4.35%
,
 04/25/25 .................. 15,018 14,515,476
NFP Corp., Term Loan, (LIBOR USD 1 Month +
3.25%), 4.31%
,
 02/15/27 ............ 1,581 1,494,647
Ryan Specialty Group LLC, Term Loan, (LIBOR
USD 1 Month + 3.00%), 4.13%
,
 09/01/27 . 7,967 7,799,880
Sedgwick Claims Management Services, Inc.,
Term Loan
(LIBOR USD 1 Month + 3.25%),
4.31%, 12/31/25 ................ 10,252 9,795,553
(LIBOR USD 1 Month + 3.75%),
4.81%, 09/03/26 ................ 3,168 3,054,743
(LIBOR USD 1 Month + 4.25%),
5.31%, 09/03/26 ................ 1,722 1,683,734
USI, Inc., Term Loan
(LIBOR USD 3 Month + 3.00%),
4.01%, 05/16/24 ................ 28,808 28,064,235
(LIBOR USD 3 Month + 3.25%),
4.26%, 12/02/26 ................ 3,054 2,955,200
224,134,742
Interactive Media & Services — 1.9%
(f)
Acuris Finance US, Inc., Term Loan, (LIBOR
USD 1 Month + 4.00%), 5.08%
,
 02/16/28 . 2,747 2,651,921
Adevinta ASA, Facility Term Loan B2, (LIBOR
USD 3 Month + 3.00%), 4.01%
,
 06/26/28 . 14,308 13,871,785
Arches Buyer, Inc., Term Loan, 12/06/27
(i)
... 11,619 10,907,502
Camelot US Acquisition 1 Co., Term Loan
(LIBOR USD 1 Month + 3.00%),
4.06%, 10/30/26 ................ 50,717 48,888,013
GoodRx, Inc., 1st Lien Term Loan, 10/10/25
(i)
. 7,092 6,749,638
Grab Holdings, Inc., Term Loan, (LIBOR USD 3
Month + 4.50%), 5.50%
,
 01/29/26 ...... 29,373 26,961,643
Research Now Group, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 5.50%),
6.50%
,
 12/20/24 .................. 5,471 5,134,973
115,165,475
Internet & Direct Marketing Retail — 0.6%
(f)
CNT Holding I Corp., 1st Lien Term Loan,
(LIBOR USD 1 Month + 3.50%),
4.69%
,
 11/08/27 .................. 20,478 19,864,140
Pug LLC, Term Loan B, (LIBOR USD 1 Month +
3.50%), 4.56%
,
 02/12/27 ............ 15,548 14,732,112
Pug LLC, Term Loan B2, (LIBOR USD 1 Month
+ 4.25%), 5.31%
,
 02/12/27
(b)
.......... 1,474 1,429,387
36,025,639
IT Services — 1.8%
(f)
Applied Systems, Inc., 1st Lien Term Loan,
4.01% - 6.00%
,
 09/19/24 ............ 9,061 8,798,631
Applied Systems, Inc., 2nd Lien Term Loan,
6.51%
,
 09/19/25 .................. 2,748 2,690,100
CoreLogic, Inc., 2nd Lien Term Loan, 06/04/29
(b)
(i)
............................. 13,633 11,792,545
Epicor Software Corp., 2nd Lien Term
Loan, (LIBOR USD 1 Month + 7.75%),
8.81%
,
 07/31/28 .................. 7,322 7,248,780
Epicor Software Corp., Term Loan C, (LIBOR
USD 1 Month + 3.25%), 4.31%
,
 07/30/27 . 3,755 3,645,077
Security
Par (000)
Par (000) Value
IT Services (continued)
Go Daddy Operating Co. LLC, Term Loan
B4, (LIBOR USD 1 Month + 2.00%),
3.06%
,
 08/10/27 .................. USD 11,923 $ 11,634,369
Maximus, Inc., Term Loan B, (LIBOR USD 1
Month + 2.00%), 3.06%
,
 05/28/28 ...... 5,598 5,448,409
Sophia LP, 2nd Lien Term Loan, (LIBOR USD 3
Month + 8.00%), 9.01%
,
 10/09/28 ...... 2,000 1,985,000
TierPoint LLC, 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.75%), 4.81%
,
 05/05/26 . 5,232 5,047,840
Trader Interactive LLC, Term Loan, (LIBOR
USD 1 Month + 3.75%), 4.81%
,
 07/28/28
(b)
3,063 2,994,383
Venga Finance SARL, Term Loan, 12/04/28
(i)
. 4,039 3,836,613
Virtusa Corp., Term Loan B, (LIBOR USD 1
Month + 3.75%), 4.81%
,
 02/11/28 ....... 3,424 3,242,505
VS Buyer LLC, Term Loan, (LIBOR USD 1
Month + 3.00%), 4.06%
,
 02/28/27 ...... 35,902 34,870,130
WEX, Inc., Term Loan B, (LIBOR USD 1 Month
+ 2.25%), 3.31%
,
 03/31/28 ........... 5,233 5,080,489
ZoomInfo LLC, 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.00%), 4.06%
,
 02/02/26 . 1,181 1,157,085
109,471,956
Leisure Products — 0.3%
(f)
Fender Musical Instruments Corp., Term
Loan, (LIBOR USD 1 Month + 4.00%),
5.23%
,
 12/01/28 .................. 4,771 4,514,117
Hayward Industries, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 2.50%),
3.56%
,
 05/30/28 .................. 6,100 5,886,500
Peloton Interactive, Inc., Term Loan, 05/25/27
(i)
3,482 3,377,540
SRAM LLC, Term Loan, (LIBOR USD 6 Month
+ 2.75%), 3.25% - 3.81%
,
 05/18/28 ..... 2,365 2,273,282
16,051,439
Life Sciences Tools & Services — 2.6%
(f)
Avantor Funding, Inc., Term Loan B4, (LIBOR
USD 1 Month + 2.00%), 11/21/24
(i)
...... 4,304 4,270,560
Avantor Funding, Inc., Term Loan B5, (LIBOR
USD 1 Month + 2.25%), 3.31%
,
 11/08/27 .. 26,803 26,082,438
Catalent Pharma Solutions, Inc., Term Loan
B3, (LIBOR USD 1 Month + 2.00%),
3.00%
,
 02/22/28 .................. 14,877 14,684,973
eResearchTechnology, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 4.50%),
5.56%
,
 02/04/27 .................. 21,313 20,494,846
ICON plc, Term Loan
(LIBOR USD 3 Month + 2.25%),
3.31%, 07/03/28 ................ 32,620 32,049,166
Iqvia, Inc., Term Loan B2, (LIBOR USD 1 Month
+ 1.75%), 2.81%
,
 01/17/25 ........... 5,602 5,506,017
Iqvia, Inc., Term Loan B3, (LIBOR USD 3 Month
+ 1.75%), 2.76%
,
 06/11/25 ........... 8,323 8,175,701
Maravai Intermediate Holdings LLC, Term
Loan B, (LIBOR USD 3 Month + 3.00%),
10/19/27
(b)(i)
...................... 13,852 13,505,948
Phoenix Newco, Inc., 1st Lien Term Loan,
(LIBOR USD 1 Month + 3.25%), 11/15/28
(i)
. 29,173 28,170,452
152,940,101
Machinery — 4.0%
(f)
Albion Financing 3 SARL, Term Loan, (LIBOR
USD 3 Month + 5.25%), 5.75%
,
 08/17/26 . 19,082 18,493,232
ASP Blade Holdings, Inc., Term Loan, (LIBOR
USD 1 Month + 4.00%), 5.06%
,
 10/13/28 . 2,305 2,185,622

BlackRock Floating Rate Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
May 31, 2022
Security
Par (000)
Par (000) Value
Machinery (continued)
Clark Equipment Co., Term Loan, (LIBOR USD
1 Month + 2.50%), 3.47%
,
 04/20/29 ..... USD 3,339 $ 3,243,004
Columbus McKinnon Corp., Term Loan, (LIBOR
USD 3 Month + 2.75%), 3.81%
,
 05/14/28 . 3,327 3,248,319
Filtration Group Corp., Term Loan
(LIBOR USD 1 Month + 3.00%),  03/31/25
(i)
25,649 24,587,524
(LIBOR USD 1 Month + 3.50%),
4.56%, 10/21/28 ................ 10,354 9,888,534
Fluidra SA, Term Loan, 3.13%
,
 01/29/29 .... 2,379 2,316,088
Gardner Denver, Inc., Term Loan B2, (LIBOR
USD 1 Month + 1.75%), 2.88%
,
 03/01/27 . 5,550 5,388,107
Gates Global LLC, Term Loan B3, (LIBOR USD
1 Month + 2.50%), 3.56%
,
 03/31/27 ..... 22,288 21,310,782
Husky Injection Molding Systems Ltd., Term
Loan, (LIBOR USD 3 Month + 3.00%),
3.35%
,
 03/28/25 .................. 36,580 35,007,363
Ingersoll-Rand Services Co., Term Loan
B1, (LIBOR USD 1 Month + 1.75%),
2.88%
,
 03/01/27 .................. 16,056 15,588,016
Madison IAQ LLC, Term Loan, (LIBOR USD 3
Month + 3.25%), 4.52%
,
 06/21/28 ...... 36,880 34,928,123
SPX Flow, Inc., Term Loan, 5.63%
,
 04/05/29 . 14,300 13,415,259
Terex Corp., Term Loan, (LIBOR USD 1 Month
+ 2.00%), 3.06%
,
 01/31/24 ........... 728 719,706
TK Elevator Midco GmbH, Facility Term
Loan B1, (LIBOR USD 6 Month + 3.50%),
07/30/27
(i)
....................... 21,239 20,429,631
Vertiv Group Corp., Term Loan B, 03/02/27
(i)
.. 26,568 25,167,665
Zurn Industries LLC, 1st Lien Term Loan
B, (LIBOR USD 1 Month + 2.25%),
3.31%
,
 10/04/28 .................. 885 863,220
236,780,195
Media — 3.1%
AVSC Holding Corp., 1st Lien Term Loan
B1, (LIBOR USD 3 Month + 3.25%),
4.86%
,
 03/03/25
(f)
................. 16,776 14,817,531
AVSC Holding Corp., 1st Lien Term Loan B3,
15.00%
,
 10/15/26
(j)
................. 4,651 5,085,621
Cable One, Inc., Term Loan B4, (LIBOR USD 1
Month + 2.00%), 3.06%
,
 05/03/28
(f)
...... 834 816,609
Charter Communications Operating LLC, Term
Loan B1, (LIBOR USD 1 Month + 1.75%),
2.81%
,
 04/30/25
(f)
................. 12,456 12,279,095
Clear Channel Outdoor Holdings, Inc., Term
Loan B, (LIBOR USD 3 Month + 3.50%),
4.56% - 4.74%
,
 08/21/26
(f)
............ 39,293 35,863,176
CMG Media Corp., 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.50%), 4.56%
,
 12/17/26
(f)
. 7,421 7,105,373
CSC Holdings LLC, Term Loan
(f)
(LIBOR USD 1 Month + 2.25%),
3.12%, 07/17/25 ................ 8,117 7,700,954
(LIBOR USD 1 Month + 2.50%),
3.37%, 04/15/27 ................ 13,459 12,651,531
DirectV Financing LLC, Term Loan, 08/02/27
(f)(i)
27,776 26,826,811
Eagle Broadband Investments LLC, Term
Loan, (LIBOR USD 3 Month + 3.00%),
4.06%
,
 11/12/27
(f)
................. 6,362 6,151,986
EW Scripps Co. (The), Term Loan B3, (LIBOR
USD 1 Month + 2.75%), 3.81%
,
 01/07/28
(f)
. 2,767 2,690,690
Learfield Communications LLC, 1st Lien Term
Loan, 12/01/23
(f)(i)
.................. 8,253 7,735,079
Nexstar Media, Inc., Term Loan B4, (LIBOR
USD 1 Month + 2.50%), 3.56%
,
 09/18/26
(f)
. 2,563 2,514,517
Security
Par (000)
Par (000) Value
Media (continued)
Sinclair Television Group, Inc., Term Loan
B4, (LIBOR USD 1 Month + 3.75%),
4.88%
,
 04/21/29
(f)
................. USD 16,098 $ 15,277,968
Trader Corp., 1st Lien Term Loan, (LIBOR USD
1 Month + 3.00%), 4.06%
,
 09/28/23
(b)(f)
... 16,414 16,085,602
Ziggo Financing Partnership, Facility Term
Loan I, (LIBOR USD 1 Month + 2.50%),
3.37%
,
 04/30/28
(f)
................. 9,309 9,035,595
182,638,138
Metals & Mining — 0.6%
Equinox Holdings, Inc., 1st Lien Term Loan
B1, (LIBOR USD 3 Month + 3.00%),
4.01%
,
 03/08/24
(f)
................. 37,827 33,041,874
Multiline Retail — 0.0%
Leslie's Poolmart, Inc., Term Loan, (LIBOR USD
3 Month + 2.50%), 3.02%
,
 03/09/28
(f)
.... 3,095 2,972,500
Oil, Gas & Consumable Fuels — 0.5%
(f)
Freeport LNG investments, LLLP, Term
Loan B, (LIBOR USD 3 Month + 3.50%),
4.56%
,
 12/21/28 .................. 12,430 12,029,002
Lucid Energy Group II Borrower LLC, Term
Loan, (LIBOR USD 1 Month + 4.25%),
5.26%
,
 11/24/28 .................. 7,018 6,770,896
Murphy USA, Inc., Term Loan B, (LIBOR USD 1
Month + 1.75%), 2.82%
,
 01/31/28 ...... 2,487 2,468,999
Oryx Midstream Services Permian Basin LLC,
Term Loan, 10/05/28
(i)
............... 6,273 6,060,300
27,329,197
Personal Products — 0.8%
Sunshine Luxembourg VII SARL, Facility Term
Loan B3, (LIBOR USD 3 Month + 3.75%),
4.76%
,
 10/01/26
(f)
................. 50,260 48,105,757
Pharmaceuticals — 2.3%
(f)
Amneal Pharmaceuticals LLC, Term
Loan, (LIBOR USD 1 Month + 3.50%),
4.56%
,
 05/04/25 .................. 20,306 19,070,674
Bausch Health Cos., Inc., Term Loan B,
02/01/27
(i)
....................... 19,923 18,179,810
Elanco Animal Health, Inc., Term Loan, (LIBOR
USD 1 Month + 1.75%), 2.81%
,
 08/01/27 . 23,556 22,834,385
Grifols Worldwide Operations Ltd., Term
Loan B, (LIBOR USD 1 Month + 2.00%),
3.06%
,
 11/15/27 .................. 12,067 11,577,942
Jazz Pharmaceuticals plc, Term Loan, (LIBOR
USD 1 Month + 3.50%), 4.56%
,
 05/05/28 . 24,999 24,405,733
Organon & Co., Term Loan, (LIBOR USD 3
Month + 3.00%), 4.63%
,
 06/02/28 ...... 15,355 14,954,777
Perrigo Co. plc, Term Loan B
(LIBOR USD 1 Month + 2.50%),
3.65%, 04/20/29 ................ 1,885 1,836,530
(LIBOR USD 1 Month + 2.50%),
3.65%, 04/20/29 ................ 3,299 3,213,927
Precision Medicine Group LLC, Delayed Draw
Term Loan, 11/18/27
(i)
............... 2,242 2,176,117
Precision Medicine Group LLC, Term
Loan, (LIBOR USD 3 Month + 3.00%),
4.01%
,
 11/18/27 .................. 20,900 20,281,319
Prestige Brands, Inc., Term Loan B5, (LIBOR
USD 1 Month + 2.00%), 3.06%
,
 07/03/28 . 2,102 2,087,284
140,618,498

BlackRock Floating Rate Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
May 31, 2022
Security
Par (000)
Par (000) Value
Professional Services — 3.5%
(f)
AlixPartners LLP, Term Loan, (LIBOR USD 1
Month + 2.75%), 3.81%
,
 02/04/28 ...... USD 28,649 $ 27,558,551
CoreLogic, Inc., 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.50%), 4.56%
,
 06/02/28 . 39,935 36,540,335
Dun & Bradstreet Corp. (The), Term
Loan, (LIBOR USD 1 Month + 3.25%),
4.27%
,
 02/06/26 .................. 63,537 61,519,804
Dun & Bradstreet Corp. (The), Term Loan
B2, (LIBOR USD 1 Month + 3.25%),
4.23%
,
 01/18/29 .................. 5,333 5,159,678
Element Materials Technology Group US
Holdings, Inc., Delayed Draw Term Loan,
04/12/29
(i)
....................... 6,361 6,107,011
Element Materials Technology Group US
Holdings, Inc., Term Loan B, 04/12/29
(i)
... 13,783 13,231,858
Galaxy US Opco, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 4.75%),
5.78%
,
 04/29/29 .................. 15,024 14,197,680
Genuine Financial Holdings LLC, 1st Lien
Term Loan, (LIBOR USD 1 Month + 3.75%),
4.81%
,
 07/11/25 .................. 8,322 8,060,321
Trans Union LLC, Term Loan B5, (LIBOR USD
1 Month + 1.75%), 2.81%
,
 11/16/26 ..... 11,032 10,675,658
Trans Union LLC, Term Loan B6, 12/01/28
(i)
.. 26,767 26,064,627
209,115,523
Real Estate Management & Development — 0.2%
Cushman & Wakefield US Borrower LLC, Term
Loan, 08/21/25
(f)(i)
.................. 14,814 14,360,445
Road & Rail — 0.9%
(f)
Avis Budget Car Rental LLC, Term Loan B,
08/06/27
(i)
....................... 6,260 5,845,275
Genesee & Wyoming, Inc., Term Loan, (LIBOR
USD 3 Month + 2.00%), 3.01%
,
 12/30/26 . 6,095 5,944,148
SIRVA Worldwide, Inc., 1st Lien Term Loan,
(LIBOR USD 3 Month + 5.50%), 6.51% -
7.07%
,
 08/04/25 .................. 7,157 6,627,578
Uber Technologies, Inc., Term Loan
(i)
 04/04/25 ....................... 2,935 2,854,693
 02/25/27 ....................... 32,014 31,041,712
52,313,406
Semiconductors & Semiconductor Equipment — 0.1%
Synaptics, Inc., Term Loan, (LIBOR USD 3
Month + 2.25%), 4.36%
,
 12/02/28
(f)
...... 3,780 3,704,405
Software — 9.4%
(f)
Barracuda Networks, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.75%),
4.73%
,
 02/12/25 .................. 21,363 21,275,881
Boxer Parent Co. Inc., Term Loan,
4.81%
,
 10/02/25 .................. 20,033 19,193,983
CCC Intelligent Solutions, Inc., Term
Loan, (LIBOR USD 3 Month + 2.25%),
3.26%
,
 09/21/28 .................. 14,111 13,617,559
Cloudera, Inc., 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.75%), 4.81%
,
 10/08/28 . 33,906 32,097,741
Cloudera, Inc., 2nd Lien Term Loan, (LIBOR
USD 1 Month + 6.00%), 7.06%
,
 10/08/29 . 9,488 8,728,960
ConnectWise LLC, Term Loan, (LIBOR USD 1
Month + 3.50%), 4.56%
,
 09/29/28 ...... 6,904 6,586,127
Cornerstone OnDemand, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.75%),
4.81%
,
 10/16/28 .................. 11,233 10,624,508
Security
Par (000)
Par (000) Value
Software (continued)
Delta Topco, Inc., 1st Lien Term Loan, (LIBOR
USD 3 Month + 3.75%), 5.84%
,
 12/01/27 . USD 15,111 $ 14,177,481
Delta Topco, Inc., 2nd Lien Term Loan, (LIBOR
USD 3 Month + 7.25%), 9.34%
,
 12/01/28 . 5,994 5,654,320
E2open LLC, Term Loan, (LIBOR USD 3 Month
+ 3.50%), 4.83%
,
 02/04/28 ........... 1,421 1,371,501
Greeneden US Holdings I LLC, Term
Loan, (LIBOR USD 1 Month + 4.00%),
5.06%
,
 12/01/27 .................. 40,903 39,668,878
Helios Software Holdings, Inc., Term
Loan, (LIBOR USD 1 Month + 3.75%),
4.78%
,
 03/11/28 .................. 11,530 10,987,385
Informatica LLC, Term Loan, (LIBOR USD 1
Month + 2.75%), 3.81%
,
 10/27/28 ...... 36,761 35,596,586
Instructure Holdings, Inc., Term Loan, (LIBOR
USD 3 Month + 2.75%), 3.27%
,
 10/30/28 . 4,640 4,512,400
Magenta Buyer LLC, 1st Lien Term Loan,
07/27/28
(i)
....................... 27,811 25,475,277
Magenta Buyer LLC, 2nd Lien Term
Loan, (LIBOR USD 3 Month + 8.25%),
9.48%
,
 07/27/29 .................. 17,966 16,588,431
McAfee Corp., Term Loan B1, (LIBOR USD 1
Month + 4.00%), 5.15%
,
 03/01/29 ...... 31,232 29,572,956
MH Sub I LLC, 1st Lien Term Loan
(LIBOR USD 1 Month + 3.50%),
4.56%, 09/13/24 ................ 37,424 36,005,196
(LIBOR USD 1 Month + 3.75%),
4.81%, 09/13/24 ................ 18,649 17,977,916
MH Sub I LLC, 2nd Lien Term Loan, (LIBOR
USD 1 Month + 6.25%), 7.31%
,
 02/23/29 . 10,692 10,318,250
Netsmart, Inc., 1st Lien Term Loan, (LIBOR
USD 1 Month + 4.00%), 5.06%
,
 10/01/27 . 7,016 6,805,212
Planview Parent, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 4.00%),
5.01%
,
 12/17/27 .................. 11,962 11,532,957
RealPage, Inc., 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.25%), 4.31%
,
 04/24/28 . 63,309 60,611,594
Severin Acquisition LLC, 1st Lien Term Loan,
(LIBOR USD 1 Month + 3.00%), 08/01/25
(i)
21,546 20,877,797
Sophia LP, 1st Lien Term Loan B, (LIBOR USD
3 Month + 3.25%), 4.26%
,
 10/07/27 ..... 20,045 19,273,513
SS&C Technologies Holdings, Inc., Term
Loan B3, (LIBOR USD 1 Month + 1.75%),
2.81%
,
 04/16/25 .................. 7,923 7,690,124
SS&C Technologies Holdings, Inc., Term
Loan B4, (LIBOR USD 1 Month + 1.75%),
2.81%
,
 04/16/25 .................. 6,431 6,242,065
TIBCO Software, Inc., 2nd Lien Term
Loan, (LIBOR USD 1 Month + 7.25%),
8.31%
,
 03/03/28 .................. 18,458 18,167,609
UKG, Inc., 1st Lien Term Loan
(LIBOR USD 3 Month + 3.25%),
4.21%, 05/04/26 ................ 28,798 27,707,783
(LIBOR USD 3 Month + 3.75%),
4.76%, 05/04/26 ................ 10,198 9,902,095
UKG, Inc., 2nd Lien Term Loan, (LIBOR USD 3
Month + 5.25%), 6.21%
,
 05/03/27 ...... 9,404 8,998,726
Zephyr Bidco Ltd., Facility 1st Lien Term
Loan B1, (LIBOR GBP 1 Month + 4.75%),
5.72%
,
 07/23/25 .................. GBP 2,000 2,363,393
560,204,204

BlackRock Floating Rate Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
May 31, 2022
Security
Par (000)
Par (000) Value
Specialty Retail — 1.5%
(f)
CD&R Firefly Bidco Ltd., Facility Term Loan
B1, (LIBOR GBP 3 Month + 4.25%),
5.30%
,
 06/23/25 .................. GBP 2,000 $ 2,387,108
EG Group Ltd., Facility Term Loan
(LIBOR USD 3 Month + 4.00%),
5.01%, 02/07/25 ................ USD 6,017 5,767,899
(LIBOR USD 3 Month + 4.25%),
5.26%, 03/31/26 ................ 8,681 8,320,876
Fanatics Commerce Intermediate Holdco LLC,
Term Loan, 4.31%
,
 11/24/28
(b)
......... 8,426 8,152,041
Mavis Tire Express Services Topco Corp., 1st
Lien Term Loan, (LIBOR USD 1 Month +
4.00%), 4.75%
,
 05/04/28 ............ 22,283 21,296,484
PetSmart LLC, Term Loan, 02/11/28
(i)
...... 30,787 28,855,368
Restoration Hardware, Inc., Term Loan
3.56%, 10/20/28 .................. 8,294 7,589,303
(LIBOR USD 1 Month + 3.25%),
4.13%, 10/20/28 ................ 7,746 7,197,351
Woof Holdings, Inc., 1st Lien Term Loan,
(LIBOR USD 3 Month + 3.75%),
4.68%
,
 12/21/27
(b)
................. 1,758 1,679,119
91,245,549
Technology Hardware, Storage & Peripherals — 0.1%
Electronics for Imaging, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 5.00%),
6.06%
,
 07/23/26
(f)
................. 6,710 5,994,412
Textiles, Apparel & Luxury Goods — 0.3%
Crocs, Inc., Term Loan, (LIBOR USD 6 Month +
3.50%), 4.03% - 4.45%
,
 02/20/29
(f)
...... 16,788 15,668,744
Trading Companies & Distributors — 1.9%
(f)
Beacon Roofing Supply, Inc., Term Loan,
05/19/28
(i)
....................... 13,755 13,267,135
Core & Main LP, Term Loan B, (LIBOR USD 3
Month + 2.50%), 3.52% - 4.32%
,
 07/27/28 . 35,311 34,012,971
Foundation Building Materials, Inc., 1st Lien
Term Loan, (LIBOR USD 3 Month + 3.25%),
4.31% - 4.49%
,
 01/31/28 ............ 10,616 9,947,799
SRS Distribution, Inc., Term Loan
(LIBOR USD 3 Month + 3.50%),
4.00%, 06/02/28 ................ 7,479 7,077,009
(LIBOR USD 3 Month + 3.50%),  06/02/28
(i)
40,640 38,464,203
TMK Hawk Parent Corp., Term Loan A, (LIBOR
USD 1 Month + 7.50%), 8.56%
,
 05/30/24 . 3,819 3,534,533
TMK Hawk Parent Corp., Term Loan A,
(LIBOR USD 1 Month + 3.50%), 4.50% -
4.56%
,
 08/28/24
(b)
................. 12,310 9,847,666
116,151,316
Transportation Infrastructure — 0.1%
(f)
Bleriot US Bidco Inc., Term Loan, (LIBOR USD
3 Month + 4.00%), 5.01%
,
 10/30/26 ..... 2,677 2,616,540
KKR Apple Bidco LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.00%),
4.06%
,
 09/22/28 .................. 3,243 3,098,986
KKR Apple Bidco LLC, 2nd Lien Term
Loan, (LIBOR USD 1 Month + 5.75%),
6.81%
,
 09/21/29 .................. 1,325 1,286,907
7,002,433
Security
Par (000)
Par (000) Value
Wireless Telecommunication Services — 1.2%
(f)
Digicel International Finance Ltd., 1st Lien Term
Loan B, (LIBOR USD 1 Month + 3.25%),
4.31%
,
 05/27/24 .................. USD 18,877 $ 16,682,793
Gogo Intermediate Holdings LLC, Term
Loan, (LIBOR USD 3 Month + 3.75%),
4.99%
,
 04/30/28 .................. 5,284 5,094,019
MetroNet Systems Holdings LLC, 1st Lien
Term Loan, (LIBOR USD 1 Month + 3.75%),
4.66%
,
 06/02/28 .................. 3,286 3,158,963
Peraton Corp., 1st Lien Term Loan B, (LIBOR
USD 1 Month + 3.75%), 4.81%
,
 02/01/28 . 31,270 30,261,767
Peraton Corp., 2nd Lien Term Loan B1, (LIBOR
USD 1 Month + 7.75%), 8.59%
,
 02/01/29 . 9,409 9,001,380
SBA Senior Finance II LLC, Term Loan, (LIBOR
USD 1 Month + 1.75%), 2.81%
,
 04/11/25 .. 9,488 9,272,056
73,470,978
Total Floating Rate Loan Interests — 88.5%
(Cost: $5,520,397,697) ............................ 5,295,529,870
Shares
Shares
Investment Companies
Energy Select Sector SPDR Fund ........ 43,575 3,799,740
Industrial Select Sector SPDR Fund ....... 22,300 2,111,810
Invesco Senior Loan ETF
(k)
............. 8,295,500 174,786,185
iShares iBoxx $ High Yield Corporate Bond
ETF
(k)(l)
......................... 655,000 52,072,500
SPDR Bloomberg High Yield Bond ETF
(k)
.... 710,200 70,039,924
Total Investment Companies — 5.1%
(Cost: $317,915,289) .............................. 302,810,159
Beneficial Interest
(000)
Other Interests
(m)
Capital Markets — 0.0%
Millennium Lender Claim
(b)
.............. 15,011 —
Total Other Interests — 0.0%
(Cost: $0) ..................................... —
Shares
Shares
Preferred Stocks
Capital Markets — 0.0%
Verscend Intermediate Hold ing Corp.
(Prefere nce)
(b)
.................... 1,494 1,696,138
Total Preferred Stocks — 0.0%
(Cost: $1,464,120) ............................... 1,696,138
Warrants
Energy Equipment & Services — 0.0%
Afglobal UK Ltd. (Issued/exercisable 08/30/17,
1 share for 1 warrant, Expires 06/08/22,
Strike Price USD 1.00)
(a)
............. 17,095 —

BlackRock Floating Rate Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
May 31, 2022
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels — 0.0%
California Resources Corp. (Issued/exercisable
10/23/20, 1 share for 1 warrant, Expires
10/27/24, Strike Price USD 36.00)
(a)
..... 3,901 $ 52,859
Total Warrants — 0.0%
(Cost: $0) ..................................... 52,859
Total Long-Term Investments — 94.6%
(Cost: $5,900,771,879) ............................ 5,655,886,182
Security
Shares
Shares Value
Short-Term Securities
(l)(n)
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 0.71% .................... 404,905,139 $ 404,905,139
SL Liquidity Series, LLC, Money Market Series,
0.96%
(o)
........................ 267,923,383 267,896,591
Total Short-Term Securities — 11.2%
(Cost: $672,741,665) .............................. 672,801,730
Total Investments — 105.8%
(Cost: $6,573,513,544 ) ............................ 6,328,687,912
Liabilities in Excess of Other Assets — (5.8)% ............. (347,800,595)
Net Assets — 100.0% ............................... $ 5,980,887,317
(a)
Non-income producing security.
(b)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $0, representing less than 0.05% of its net assets as of period end, and an original cost of $0.
(d)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(e)
Issuer filed for bankruptcy and/or is in default.
(f)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(g)
Convertible security.
(h)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(i)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(j)
Fixed rate.
(k)
All or a portion of this security is on loan.
(l)
Affiliate of the Fund.
(m)
Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(n)
Annualized 7-day yield as of period end.
(o)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
08/31/21
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
05/31/22
Shares
Held at
05/31/22 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ 343,870,632 $ 61,034,507 $ — $ — $ — $ 404,905,139 404,905,139 $ 580,717 $ —
SL Liquidity Series, LLC, Money
Market Series
(a)
.......... 32,672,813 235,318,572 — (154,859) 60,065 267,896,591 267,923,383 2,774,131
(b)
—
iShares iBoxx $ High Yield
Corporate Bond ETF ...... — 81,600,670 (22,993,109) (2,448,985) (4,086,076) 52,072,500 655,000 1,188,863 —
$ (2,603,844) $ (4,026,011) $ 724,874,230 $ 4,543,711 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BlackRock Floating Rate Income Portfolio

Schedule of Investments
(unaudited) (continued)
May 31, 2022
i
Derivative Financial Instruments Outstanding as of Period End
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 12,869,962 EUR 11,696,000 BNP Paribas SA 06/15/22 $ 305,614
USD 4,683,202 GBP 3,590,000 Toronto Dominion Bank 06/15/22 159,302
$ 464,916
Centrally Cleared Credit Defa ul t Swaps — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CDX.NA.HY.37.V1 ..... 5.00 % Quarterly 12/20/26 BB+ USD 87,000 $ 3,197,603 $ 6,526,337 $ (3,328,734)
CDX.NA.HY.38.V1 ..... 5.00 Quarterly 06/20/27 B- USD 25,000 654,249 1,134,879 (480,630)
$ 3,851,852 $ 7,661,216 $ (3,809,364)
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Glossary of Terms Used in this Report
Currency Abbreviation
EUR Euro
GBP British Pound
USD United States Dollar
Portfolio Abbreviation
DAC Designated Activity Company
ETF Exchange-Traded Fund
EURIBOR Euro Interbank Offered Rate
LIBOR London Interbank Offered Rate
PIK Payment-In-Kind
SCA Svenska Cellulosa Aktiebolaget
SPDR Standard & Poor’s Depositary Receipts

BlackRock Floating Rate Income Portfolio

Schedule of Investments
(unaudited) (continued)
May 31, 2022
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•     Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•     Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities
      (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
•     Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
      (including the BlackRock Global Valuation Methodologies Committee's (the "Global Valuation Committee's") assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for
Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value ("NAV") per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Commercial Services & Supplies ............................. $ — $ — $ 7,059 $ 7,059
Construction & Engineering ................................ 341,111 — — 341,111
Machinery ............................................ — 5,385 — 5,385
Marine .............................................. — — — —
Professional Services .................................... — 2,636,199 — 2,636,199
Software ............................................. 1,023 — — 1,023
Corporate Bonds
Aerospace & Defense .................................... — 1,414,570 — 1,414,570
Beverages ........................................... — 1,492,055 — 1,492,055
Chemicals ............................................ — 3,188,401 — 3,188,401
Commercial Services & Supplies ............................. — 6,602,735 — 6,602,735
Diversified Telecommunication Services ........................ — 3,268,790 — 3,268,790
Electric Utilities ........................................ — — — —
Electrical Equipment ..................................... — 8,206,405 — 8,206,405
Health Care Equipment & Supplies ........................... — 6,572,619 — 6,572,619
Hotels, Restaurants & Leisure .............................. — 6,340,326 — 6,340,326
Insurance ............................................ — 3,297,123 — 3,297,123
Media ............................................... — 2,471,174 — 2,471,174
Real Estate Management & Development ....................... — 3,056,816 — 3,056,816
Road & Rail ........................................... — 3,295,725 — 3,295,725
Specialty Retail ........................................ — 2,879,150 — 2,879,150
Wireless Telecommunication Services ......................... — 720,490 — 720,490
Floating Rate Loan Interests
Aerospace & Defense .................................... — 98,148,827 — 98,148,827
Air Freight & Logistics .................................... — 3,936,508 — 3,936,508
Airlines .............................................. — 143,196,782 — 143,196,782

BlackRock Floating Rate Income Portfolio

Schedule of Investments
(unaudited) (continued)
May 31, 2022
Level 1 Level 2 Level 3 Total
Auto Components ...................................... $ — $ 59,275,030 $ — $ 59,275,030
Automobiles .......................................... — 16,914,626 — 16,914,626
Beverages ........................................... — 47,301,391 — 47,301,391
Building Products ....................................... — 78,830,261 7,219,045 86,049,306
Capital Markets ........................................ — 59,870,289 — 59,870,289
Chemicals ............................................ — 118,522,427 18,034,618 136,557,045
Commercial Services & Supplies ............................. — 179,767,527 — 179,767,527
Communications Equipment ................................ — 20,754,379 — 20,754,379
Construction & Engineering ................................ — 37,067,958 — 37,067,958
Construction Materials .................................... — 38,722,787 — 38,722,787
Containers & Packaging .................................. — 71,850,010 — 71,850,010
Distributors ........................................... — 6,889,941 — 6,889,941
Diversified Consumer Services .............................. — 124,463,483 — 124,463,483
Diversified Financial Services ............................... — 431,767,088 16,862,138 448,629,226
Diversified Telecommunication Services ........................ — 187,551,017 — 187,551,017
Electric Utilities ........................................ — 7,261,095 — 7,261,095
Electrical Equipment ..................................... — 1,639,866 14,461,271 16,101,137
Electronic Equipment, Instruments & Components ................. — 10,453,818 — 10,453,818
Energy Equipment & Services .............................. — 741,410 — 741,410
Entertainment ......................................... — 148,614,850 — 148,614,850
Equity Real Estate Investment Trusts (REITs) .................... — 13,143,318 — 13,143,318
Food & Staples Retailing .................................. — 23,825,962 — 23,825,962
Food Products ......................................... — 157,256,975 — 157,256,975
Health Care Equipment & Supplies ........................... — 35,315,970 — 35,315,970
Health Care Providers & Services ............................ — 150,594,378 — 150,594,378
Health Care Technology .................................. — 92,860,630 — 92,860,630
Hotels, Restaurants & Leisure .............................. — 273,432,927 — 273,432,927
Household Durables ..................................... — 63,035,261 — 63,035,261
Household Products ..................................... — 38,248,918 — 38,248,918
Independent Power and Renewable Electricity Producers ............ — 20,033,998 — 20,033,998
Industrial Conglomerates .................................. — 3,156,165 — 3,156,165
Insurance ............................................ — 224,134,742 — 224,134,742
Interactive Media & Services ............................... — 115,165,475 — 115,165,475
Internet & Direct Marketing Retail ............................ — 34,596,252 1,429,387 36,025,639
IT Services ........................................... — 94,685,028 14,786,928 109,471,956
Leisure Products ....................................... — 16,051,439 — 16,051,439
Life Sciences Tools & Services .............................. — 139,434,153 13,505,948 152,940,101
Machinery ............................................ — 236,780,195 — 236,780,195
Media ............................................... — 166,552,536 16,085,602 182,638,138
Metals & Mining ........................................ — 33,041,874 — 33,041,874
Multiline Retail ......................................... — 2,972,500 — 2,972,500
Oil, Gas & Consumable Fuels ............................... — 27,329,197 — 27,329,197
Personal Products ...................................... — 48,105,757 — 48,105,757
Pharmaceuticals ....................................... — 140,618,498 — 140,618,498
Professional Services .................................... — 209,115,523 — 209,115,523
Real Estate Management & Development ....................... — 14,360,445 — 14,360,445
Road & Rail ........................................... — 52,313,406 — 52,313,406
Semiconductors & Semiconductor Equipment .................... — 3,704,405 — 3,704,405
Software ............................................. — 560,204,204 — 560,204,204
Specialty Retail ........................................ — 81,414,389 9,831,160 91,245,549
Technology Hardware, Storage & Peripherals .................... — 5,994,412 — 5,994,412
Textiles, Apparel & Luxury Goods ............................ — 15,668,744 — 15,668,744
Trading Companies & Distributors ............................ — 106,303,650 9,847,666 116,151,316
Transportation Infrastructure ............................... — 7,002,433 — 7,002,433
Wireless Telecommunication Services ......................... — 73,470,978 — 73,470,978
Investment Companies .................................... 302,810,159 — — 302,810,159
Other Interests .......................................... — — — —
Preferred Stocks ......................................... — — 1,696,138 1,696,138
Warrants .............................................. 52,859 — — 52,859
Short-Term Securities ....................................... 404,905,139 — — 404,905,139
Liabilities
Unfunded Floating Rate Loan Interests
(a)
.............................. — (17,390) — (17,390)
$ 708,110,291 $ 5,228,896,680 $ 123,766,960 $ 6,060,773,931

BlackRock Floating Rate Income Portfolio

Schedule of Investments
(unaudited) (continued)
May 31, 2022
Level 1 Level 2 Level 3 Total
Investments Valued at NAV
(b)
..................................... 267,896,591
$ —
$ 6,328,670,522
$ —
Derivative Financial Instruments
(c)
Assets
Foreign currency exchange contracts ............................ $ — $ 464,916 $ — $ 464,916
Liabilities
Credit contracts ........................................... — (3,809,364) — (3,809,364)
$ — $ (3,344,448) $ — $ (3,344,448)
(a)
Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)
Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(c)
Derivative financial instruments are swaps and forward foreign currency exchange contracts. Swaps and forward foreign currency exchange contracts are valued at the unrealized appreciation
(depreciation) on the instrument.
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
Common
Stocks
Corporate
Bonds
Floating
Rate
Loan
Interests
Preferred
Stocks Total
Investments
Assets
Opening balance, as of August 31, 2021 ....................................................... $ 48,484 $ 2,628,243 $ 104,906,228 $ 1,623,904 $ 109,206,859
Transfers into Level 3
(a)
.................................................................. — — 47,615,230 — 47,615,230
Transfers out of Level 3
(b)
................................................................. — — (91,445,342) — (91,445,342)
Accrued discounts/premiums ............................................................... — 4,937 18,884 — 23,821
Net realized gain ...................................................................... — 1,290,343 6,984 — 1,297,327
Net change in unrealized appreciation (depreciation)
(c)
.............................................. 11,642 (667,691) (8,076,875) 72,234 (8,660,690)
Purchases ........................................................................... — — 75,456,994 — 75,456,994
Sales .............................................................................. (53,067) (3,255,832) (6,418,340) — (9,727,239)
Closing balance, as of May 31, 2022 ..........................................................
$ 7,059 $ — $ 122,063,763 $ 1,696,138 $ 123,766,960
Net change in unrealized appreciation (depreciation) on investments still held at May 31, 2022
(c)
...................
$ 256 $ — $ (4,223,123) $ 72,234 $ (4,150,633)
(a)
As of August 31, 2021, the Fund used observable inputs in determining the value of certain investments. As of May 31, 2022, the Fund used significant unobservable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 2 to Level 3 in the fair value hierarchy.
(b)
As of August 31, 2021, the Fund used significant unobservable inputs in determining the value of certain investments. As of May 31, 2022, the Fund used observable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 3 to Level 2 in the fair value hierarchy.
(c)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at May 31, 2022 is generally due to investments no longer held or categorized as Level 3 at period end.